Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579